Note 3. Accounts Receivable	12 Months Ended
Oct. 31, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
3.      Accounts Receivable

As of October 31	2012	2011
Trade accounts receivable	$35,484	$37,203
Other receivables(a)	11,179	1,966
	46,663	39,169
Allowance for doubtful accounts	(175)	(170)
Accounts receivable	$46,488	$38,999

(a) Other receivables as of October 31, 2012, include a one-time settlement receivable of $8.3 million related to certain litigation matters.